ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments

September 30, 2025 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND – 225.4%
STIT - Government & Agency Portfolio, Institutional Class, 4.05%(a)(b) (Cost $29,194,379)	29,194,379	$29,194,379
Total Investments Before Securities Sold, Not Yet Purchased (Cost $29,194,379)		29,194,379

Securities Sold, Not Yet Purchased – (93.7)%

COMMON STOCKS – (93.7)%

Apparel – (3.8)%
Carter’s, Inc.	(3,940)	(111,187)
Columbia Sportswear Co.	(1,970)	(103,031)
PVH Corp.	(1,715)	(143,666)
VF Corp.	(9,180)	(132,467)
Total Apparel		(490,351)

Beverages – (1.9)%
Brown-Forman Corp., Class B	(4,589)	(124,270)
Constellation Brands, Inc., Class A	(895)	(120,530)
Total Beverages		(244,800)

Biotechnology – (4.0)%
BioMarin Pharmaceutical, Inc.(c)	(2,105)	(114,007)
Illumina, Inc.(c)	(1,370)	(130,109)
Regeneron Pharmaceuticals, Inc.	(228)	(128,198)
Sarepta Therapeutics, Inc.(c)	(7,450)	(143,561)
Total Biotechnology		(515,875)

Building Materials – (2.1)%
Fortune Brands Innovations, Inc.	(2,270)	(121,195)
JELD-WEN Holding, Inc.(c)	(31,350)	(153,929)
Total Building Materials		(275,124)

Chemicals – (9.7)%
Albemarle Corp.	(1,451)	(117,647)
Ashland, Inc.	(2,382)	(114,122)
Celanese Corp.	(2,990)	(125,819)
Chemours Co. (The)	(7,515)	(119,038)
Eastman Chemical Co.	(1,900)	(119,795)
FMC Corp.	(2,743)	(92,247)
Huntsman Corp.	(10,569)	(94,910)
International Flavors & Fragrances, Inc.	(1,960)	(120,618)
LyondellBasell Industries NV, Class A	(2,400)	(117,696)
Olin Corp.	(4,587)	(114,629)
Westlake Corp.	(1,484)	(114,357)
Total Chemicals		(1,250,878)

Commercial Services – (4.6)%
Booz Allen Hamilton Holding Corp.	(1,170)	(116,942)
Global Payments, Inc.	(1,480)	(122,958)
ManpowerGroup, Inc.	(3,126)	(118,475)
Robert Half, Inc.	(3,470)	(117,911)
U-Haul Holding Co.(c)	(2,200)	(125,554)
Total Commercial Services		(601,840)

Computers – (4.6)%
Accenture PLC, Class A (Ireland)	(500)	(123,300)
ASGN, Inc.(c)	(2,390)	(113,167)
DXC Technology Co.(c)	(7,450)	(101,544)
EPAM Systems, Inc.(c)	(770)	(116,108)
Gartner, Inc.(c)	(520)	(136,692)
Total Computers		(590,811)
Investments	Shares	Value
COMMON STOCKS (continued)

Cosmetics/Personal Care – (0.7)%
Coty, Inc., Class A(c)	(23,990)	$(96,919)

Distribution/Wholesale – (1.8)%
Copart, Inc.(c)	(2,600)	(116,922)
LKQ Corp.	(4,000)	(122,160)
Total Distribution/Wholesale		(239,082)

Diversified Financial Services – (1.0)%
Western Union Co. (The)	(15,600)	(124,644)

Electric – (1.9)%
Edison International	(2,090)	(115,535)
PG&E Corp.	(8,660)	(130,593)
Total Electric		(246,128)

Entertainment – (0.8)%
Churchill Downs, Inc.	(1,140)	(110,591)

Food – (4.7)%
Campbell’s Co.,(The)	(3,970)	(125,373)
Conagra Brands, Inc.	(6,850)	(125,423)
Flowers Foods, Inc.	(7,990)	(104,269)
General Mills, Inc.	(2,530)	(127,563)
Lamb Weston Holdings, Inc.	(2,172)	(126,150)
Total Food		(608,778)

Hand/Machine Tools – (1.0)%
Stanley Black & Decker, Inc.	(1,730)	(128,591)

Healthcare - Products – (12.5)%
Align Technology, Inc.(c)	(871)	(109,067)
Baxter International, Inc.	(5,500)	(125,235)
Bio-Techne Corp.	(2,070)	(115,154)
Bruker Corp.	(4,240)	(137,758)
Cooper Cos., Inc. (The)(c)	(1,620)	(111,067)
DENTSPLY SIRONA, Inc.	(9,106)	(115,555)
Enovis Corp.(c)	(3,785)	(114,837)
Integra LifeSciences Holdings Corp.(c)	(9,428)	(135,103)
Revvity, Inc.	(1,500)	(131,475)
Teleflex, Inc.	(982)	(120,158)
Thermo Fisher Scientific, Inc.	(292)	(141,626)
Waters Corp.(c)	(430)	(128,918)
West Pharmaceutical Services, Inc.	(495)	(129,853)
Total Healthcare - Products		(1,615,806)

Healthcare - Services – (5.3)%
Centene Corp.(c)	(4,370)	(155,922)
Chemed Corp.	(278)	(124,472)
Elevance Health, Inc.	(430)	(138,941)
Molina Healthcare, Inc.(c)	(700)	(133,952)
UnitedHealth Group, Inc.	(370)	(127,761)
Total Healthcare - Services		(681,048)

Home Furnishings – (0.9)%
Leggett & Platt, Inc.	(12,528)	(111,248)

Household Products/Wares – (1.0)%
Clorox Co. (The)	(1,040)	(128,232)

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Internet – (2.1)%
Snap, Inc., Class A(c)	(18,420)	$(142,018)
Ziff Davis, Inc.(c)	(3,555)	(135,446)
Total Internet		(277,464)

Media – (1.8)%
Cable One, Inc.	(712)	(126,060)
Sirius XM Holdings, Inc.	(4,873)	(113,419)
Total Media		(239,479)

Office/Business Equipment – (0.8)%
Xerox Holdings Corp.	(29,276)	(110,078)

Oil & Gas – (7.5)%
Devon Energy Corp.	(3,365)	(117,977)
Helmerich & Payne, Inc.	(7,450)	(164,570)
Murphy Oil Corp.	(5,144)	(146,141)
Occidental Petroleum Corp.	(2,496)	(117,936)
Patterson-UTI Energy, Inc.	(22,710)	(117,638)
Transocean Ltd.(c)	(42,813)	(133,577)
Weatherford International PLC	(2,558)	(175,044)
Total Oil & Gas		(972,883)

Oil & Gas Services – (1.9)%
Halliburton Co.	(5,791)	(142,459)
NOV, Inc.	(7,534)	(99,825)
Total Oil & Gas Services		(242,284)

Packaging & Containers – (0.8)%
Graphic Packaging Holding Co.	(5,500)	(107,635)

Pharmaceuticals – (2.0)%
Becton Dickinson and Co.	(700)	(131,019)
Merck & Co., Inc.	(1,470)	(123,377)
Total Pharmaceuticals		(254,396)

REITS – (1.9)%
Alexandria Real Estate Equities, Inc.	(1,315)	(109,592)
Service Properties Trust	(49,205)	(133,346)
Total REITS		(242,938)

Retail – (3.3)%
CarMax, Inc.(c)	(2,150)	(96,470)
Floor & Decor Holdings, Inc., Class A(c)	(1,540)	(113,498)
Target Corp.	(1,410)	(126,477)
Wendy’s Co. (The)	(10,230)	(93,707)
Total Retail		(430,152)

Semiconductors – (1.9)%
Entegris, Inc.	(1,460)	(134,992)
Skyworks Solutions, Inc.	(1,422)	(109,465)
Total Semiconductors		(244,457)

Software – (4.7)%
Adobe, Inc.(c)	(360)	(126,990)
Akamai Technologies, Inc.(c)	(1,650)	(125,004)
Fair Isaac Corp.(c)	(82)	(122,715)
Fiserv, Inc.(c)	(950)	(122,484)
Teradata Corp.(c)	(4,957)	(106,625)
Total Software		(603,818)

Transportation – (2.7)%
Landstar System, Inc.	(1,000)	(122,560)
Old Dominion Freight Line, Inc.	(735)	(103,473)
Investments	Shares	Value
COMMON STOCKS (continued)

Transportation (continued)
United Parcel Service, Inc., Class B	(1,551)	$(129,555)
Total Transportation		(355,588)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(14,296,839)]		$(12,141,918)

Total Investments – 131.7% (Cost $14,897,540)		17,052,461
Liabilities in Excess of Other Assets – (31.7%)		(4,102,013)
Net Assets – 100.0%		$12,950,448

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

(a)	Rate shown reflects the 7-day yield as of September 30, 2025.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	Non-income producing security.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Fund	$29,194,379	$–	$–	$29,194,379

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(12,141,918)	$–	$–	$(12,141,918)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Apparel	(3.8)%
Beverages	(1.9)
Biotechnology	(4.0)
Building Materials	(2.1)
Chemicals	(9.7)
Commercial Services	(4.6)
Computers	(4.6)
Cosmetics/Personal Care	(0.7)
Distribution/Wholesale	(1.8)
Diversified Financial Services	(1.0)
Electric	(1.9)
Entertainment	(0.8)
Food	(4.7)
Hand/Machine Tools	(1.0)
Healthcare - Products	(12.5)
Healthcare - Services	(5.3)
Home Furnishings	(0.9)
Household Products/Wares	(1.0)
Internet	(2.1)
Media	(1.8)
Office/Business Equipment	(0.8)
Oil & Gas	(7.5)
Oil & Gas Services	(1.9)
Packaging & Containers	(0.8)
Pharmaceuticals	(2.0)
REITS	(1.9)
Retail	(3.3)
Semiconductors	(1.9)
Software	(4.7)
Transportation	(2.7)
Money Market Fund	225.4
Total Investments	131.7
Liabilities in Excess of Other Assets	(31.7)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Net Assets	100.0%